Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Fair value [Abstract]
Revaluation adjustment	$ (83)	$ 41
FVOCI [Member]
Fair value [Abstract]
Opening balance	34,457
Accrued interest	334
Interest received	(135)
Redemptions and disposals of marketable securities	(9,900)
Revaluation adjustment	(83)
Closing balance	$ 24,673